Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2023	$ 0	$ 75,663	$ 14,495,356	$ (14,698,030)	$ (127,011)
Beginning balance, shares at May. 31, 2023	200	756,612,000
Net loss				353,082	353,082
Ending balance, value at Aug. 31, 2023	$ 0	$ 75,663	14,495,356	(14,344,948)	226,071
Ending balance, shares at Aug. 31, 2023	200	756,612,000
Beginning balance, value at May. 31, 2023	$ 0	$ 75,663	14,495,356	(14,698,030)	(127,011)
Beginning balance, shares at May. 31, 2023	200	756,612,000
Net loss					218,966
Ending balance, value at Nov. 30, 2023	$ 0	$ 115,440	14,588,422	(14,479,064)	224,798
Ending balance, shares at Nov. 30, 2023	200	1,154,389,824
Beginning balance, value at Aug. 31, 2023	$ 0	$ 75,663	14,495,356	(14,344,948)	226,071
Beginning balance, shares at Aug. 31, 2023	200	756,612,000
Common stock issued for conversion of debt		$ 27,932	49,179		77,111
Common stock issued for conversion of debt, shares		279,334,689
Common stock issued for Standby Equity Agreement		$ 11,844	43,887		55,731
Common stock issued for Standby Equity Agreement, shares		118,443,135
Net loss				(134,116)	(134,116)
Ending balance, value at Nov. 30, 2023	$ 0	$ 115,440	14,588,422	(14,479,064)	224,798
Ending balance, shares at Nov. 30, 2023	200	1,154,389,824
Beginning balance, value at May. 31, 2024	$ 0	$ 332,555	14,747,367	(14,863,486)	216,436
Beginning balance, shares at May. 31, 2024	200	3,325,531,102
Net loss				(204,944)	(204,944)
Ending balance, value at Aug. 31, 2024	$ 0	$ 332,555	14,747,367	(15,068,430)	11,492
Ending balance, shares at Aug. 31, 2024	200	3,325,531,102
Beginning balance, value at May. 31, 2024	$ 0	$ 332,555	14,747,367	(14,863,486)	216,436
Beginning balance, shares at May. 31, 2024	200	3,325,531,102
Net loss					(360,318)
Ending balance, value at Nov. 30, 2024	$ 0	$ 332,555	14,747,367	(15,223,804)	(143,882)
Ending balance, shares at Nov. 30, 2024	200	3,325,531,102
Beginning balance, value at Aug. 31, 2024	$ 0	$ 332,555	14,747,367	(15,068,430)	11,492
Beginning balance, shares at Aug. 31, 2024	200	3,325,531,102
Net loss				(155,374)	(155,374)
Ending balance, value at Nov. 30, 2024	$ 0	$ 332,555	$ 14,747,367	$ (15,223,804)	$ (143,882)
Ending balance, shares at Nov. 30, 2024	200	3,325,531,102